FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Government Money Market V.I. Class I Shares	TA Janus Mid-Cap Growth Service Class
TA Aegon Bond Service Class	TA JPMorgan Enhanced Index Service Class
TA Aegon Sustainable Equity Income Service Class	TA JPMorgan Mid Cap Value Service Class
TA Aegon U.S. Government Securities Service Class	TA Small/Mid Cap Value Service Class
TA BlackRock iShares Edge 40 Service Class	TA T. Rowe Price Small Cap Service Class
TA BlackRock Tactical Allocation Service Class	TA TS&W International Equity Service Class
TA International Focus Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account C since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BlackRock Government Money Market V.I. Class I Shares	251,390.290	$251,390	$251,390	$(30)	$251,360	28,375	$8.858426	$8.858426

TA Aegon Bond Service Class	145,291.605	1,640,034	1,393,346	-	1,393,346	128,576	10.836750	10.836750

TA Aegon Sustainable Equity Income Service Class	43,201.367	726,447	791,017	(1)	791,016	35,250	22.440173	22.440173

TA Aegon U.S. Government Securities Service Class	57,308.158	638,899	542,708	2	542,710	56,027	9.686555	9.686555

TA BlackRock iShares Edge 40 Service Class	10,474.517	97,309	89,767	-	89,767	5,971	15.032654	15.032654

TA BlackRock Tactical Allocation Service Class	36,447.666	556,011	489,857	(1)	489,856	25,951	18.875973	18.875973

TA International Focus Service Class	56,869.279	486,132	481,114	-	481,114	26,522	18.139845	18.139845

TA Janus Mid-Cap Growth Service Class	4,235.345	137,908	117,616	20	117,636	3,396	34.634763	34.634763

TA JPMorgan Enhanced Index Service Class	22,636.087	484,731	537,833	-	537,833	12,045	44.651287	44.651287

TA JPMorgan Mid Cap Value Service Class	5,366.745	83,969	75,510	-	75,510	2,154	35.061789	35.061789

TA Small/Mid Cap Value Service Class	16,356.227	289,033	296,866	1	296,867	8,461	35.086121	35.086121

TA T. Rowe Price Small Cap Service Class	18,352.223	218,680	179,852	33	179,885	3,993	45.054709	45.054709

TA TS&W International Equity Service Class	6,958.641	90,721	99,578	2	99,580	6,367	15.639446	15.639446

TA WMC US Growth Service Class	25,306.928	722,369	860,436	-	860,436	17,306	49.719965	49.719965

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Government Money Market V.I. Class I Shares Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount

Net Assets as of December 31, 2021:	$344,039	$2,122,955	$1,369,088	$693,006

Investment Income:
Reinvested Dividends	4,488	39,845	18,825	4,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,157	31,977	19,827	10,788

Net Investment Income (Loss)	(1,669)	7,868	(1,002)	(6,165)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	35,558	-
Realized Gain (Loss) on Investments	-	(31,680)	(43,422)	(8,901)

Net Realized Capital Gains (Losses) on Investments	-	(31,680)	(7,864)	(8,901)
Net Change in Unrealized Appreciation (Depreciation)	-	(306,961)	(166,007)	(82,950)

Net Gain (Loss) on Investment	-	(338,641)	(173,871)	(91,851)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,669)	(330,773)	(174,873)	(98,016)

Increase (Decrease) in Net Assets from Contract Transactions	(20,213)	(254,689)	(264,516)	(76,626)

Total Increase (Decrease) in Net Assets	(21,882)	(585,462)	(439,389)	(174,642)

Net Assets as of December 31, 2022:	$322,157	$1,537,493	$929,699	$518,364

Investment Income:
Reinvested Dividends	13,279	9,022	14,796	7,531
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,193	26,867	15,027	9,475

Net Investment Income (Loss)	8,086	(17,845)	(231)	(1,944)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(70,268)	(57,878)	(3,959)

Net Realized Capital Gains (Losses) on Investments	-	(70,268)	(57,878)	(3,959)
Net Change in Unrealized Appreciation (Depreciation)	-	142,925	84,624	15,316

Net Gain (Loss) on Investment	-	72,657	26,746	11,357

Net Increase (Decrease) in Net Assets Resulting from Operations	8,086	54,812	26,515	9,413

Increase (Decrease) in Net Assets from Contract Transactions	(78,883)	(198,959)	(165,198)	14,933

Total Increase (Decrease) in Net Assets	(70,797)	(144,147)	(138,683)	24,346

Net Assets as of December 31, 2023:	$251,360	$1,393,346	$791,016	$542,710

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$186,867	$1,051,274	$802,075	$279,707

Investment Income:
Reinvested Dividends	2,233	19,259	16,380	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,730	13,266	11,386	4,174

Net Investment Income (Loss)	(497)	5,993	4,994	(4,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,832	44,480	31,934	34,245
Realized Gain (Loss) on Investments	(4,148)	(7,883)	11,125	13,095

Net Realized Capital Gains (Losses) on Investments	1,684	36,597	43,059	47,340
Net Change in Unrealized Appreciation (Depreciation)	(29,723)	(205,950)	(215,257)	(92,270)

Net Gain (Loss) on Investment	(28,039)	(169,353)	(172,198)	(44,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,536)	(163,360)	(167,204)	(49,104)

Increase (Decrease) in Net Assets from Contract Transactions	(29,090)	(400,002)	(89,872)	(36,438)

Total Increase (Decrease) in Net Assets	(57,626)	(563,362)	(257,076)	(85,542)

Net Assets as of December 31, 2022:	$129,241	$487,912	$544,999	$194,165

Investment Income:
Reinvested Dividends	1,760	11,483	8,947	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,818	8,982	9,667	3,271

Net Investment Income (Loss)	(58)	2,501	(720)	(3,271)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,374	17,034	-	34,627
Realized Gain (Loss) on Investments	(9,825)	(14,661)	2,490	(29,176)

Net Realized Capital Gains (Losses) on Investments	(8,451)	2,373	2,490	5,451
Net Change in Unrealized Appreciation (Depreciation)	15,940	54,258	45,866	11,828

Net Gain (Loss) on Investment	7,489	56,631	48,356	17,279

Net Increase (Decrease) in Net Assets Resulting from Operations	7,431	59,132	47,636	14,008

Increase (Decrease) in Net Assets from Contract Transactions	(46,905)	(57,188)	(111,521)	(90,537)

Total Increase (Decrease) in Net Assets	(39,474)	1,944	(63,885)	(76,529)

Net Assets as of December 31, 2023:	$89,767	$489,856	$481,114	$117,636

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2021:	$624,428	$152,225	$445,750	$262,227

Investment Income:
Reinvested Dividends	2,179	544	1,242	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,901	2,176	7,232	3,768

Net Investment Income (Loss)	(7,722)	(1,632)	(5,990)	(3,768)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,767	18,329	58,574	72,220
Realized Gain (Loss) on Investments	1,042	9,719	8,540	(1,880)

Net Realized Capital Gains (Losses) on Investments	65,809	28,048	67,114	70,340
Net Change in Unrealized Appreciation (Depreciation)	(182,364)	(38,862)	(103,777)	(127,795)

Net Gain (Loss) on Investment	(116,555)	(10,814)	(36,663)	(57,455)

Net Increase (Decrease) in Net Assets Resulting from Operations	(124,277)	(12,446)	(42,653)	(61,223)

Increase (Decrease) in Net Assets from Contract Transactions	1,890	(52,363)	(58,287)	(24,244)

Total Increase (Decrease) in Net Assets	(122,387)	(64,809)	(100,940)	(85,467)

Net Assets as of December 31, 2022:	$502,041	$87,416	$344,810	$176,760

Investment Income:
Reinvested Dividends	2,910	888	2,873	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,452	1,384	6,181	3,216

Net Investment Income (Loss)	(6,542)	(496)	(3,308)	(3,216)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,432	6,690	35,131	7,760
Realized Gain (Loss) on Investments	4,603	1,231	(19,588)	(20,435)

Net Realized Capital Gains (Losses) on Investments	28,035	7,921	15,543	(12,675)
Net Change in Unrealized Appreciation (Depreciation)	94,082	(1,940)	11,615	46,263

Net Gain (Loss) on Investment	122,117	5,981	27,158	33,588

Net Increase (Decrease) in Net Assets Resulting from Operations	115,575	5,485	23,850	30,372

Increase (Decrease) in Net Assets from Contract Transactions	(79,783)	(17,391)	(71,793)	(27,247)

Total Increase (Decrease) in Net Assets	35,792	(11,906)	(47,943)	3,125

Net Assets as of December 31, 2023:	$537,833	$75,510	$296,867	$179,885

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$245,987	$458,194

Investment Income:
Reinvested Dividends	4,994	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,520	6,459

Net Investment Income (Loss)	1,474	(6,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,460	62,872
Realized Gain (Loss) on Investments	1,547	2,367

Net Realized Capital Gains (Losses) on Investments	8,007	65,239
Net Change in Unrealized Appreciation (Depreciation)	(48,662)	(205,532)

Net Gain (Loss) on Investment	(40,655)	(140,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,181)	(146,752)

Increase (Decrease) in Net Assets from Contract Transactions	(54,901)	5,014

Total Increase (Decrease) in Net Assets	(94,082)	(141,738)

Net Assets as of December 31, 2022:	$151,905	$316,456

Investment Income:
Reinvested Dividends	1,098	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,440	13,739

Net Investment Income (Loss)	(1,342)	(13,739)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	27,301
Realized Gain (Loss) on Investments	(4,139)	(79,889)

Net Realized Capital Gains (Losses) on Investments	(4,139)	(52,588)
Net Change in Unrealized Appreciation (Depreciation)	18,529	287,610

Net Gain (Loss) on Investment	14,390	235,022

Net Increase (Decrease) in Net Assets Resulting from Operations	13,048	221,283

Increase (Decrease) in Net Assets from Contract Transactions	(65,373)	322,697

Total Increase (Decrease) in Net Assets	(52,325)	543,980

Net Assets as of December 31, 2023:	$99,580	$860,436

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

1. Organization

Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults AnnuitySM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

BlackRock Government Money Market V.I. Class I Shares	$13,279	$84,066

TA Aegon Bond Service Class	80,581	297,383

TA Aegon Sustainable Equity Income Service Class	46,324	211,753

TA Aegon U.S. Government Securities Service Class	38,134	25,146

TA BlackRock iShares Edge 40 Service Class	5,878	51,467

TA BlackRock Tactical Allocation Service Class	31,283	68,937

TA International Focus Service Class	19,098	131,339

TA Janus Mid-Cap Growth Service Class	35,402	94,585

TA JPMorgan Enhanced Index Service Class	26,342	89,236

TA JPMorgan Mid Cap Value Service Class	9,177	20,373

TA Small/Mid Cap Value Service Class	47,646	87,617

TA T. Rowe Price Small Cap Service Class	9,855	32,563

TA TS&W International Equity Service Class	1,878	68,593

TA WMC US Growth Service Class	631,043	294,785

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Government Money Market V.I. Class I Shares	3	(9,063)	(9,060)	3,601	(5,965)	(2,364)

TA Aegon Bond Service Class	6,707	(26,026)	(19,319)	61	(22,404)	(22,343)

TA Aegon Sustainable Equity Income Service Class	1,451	(9,316)	(7,865)	83	(11,916)	(11,833)

TA Aegon U.S. Government Securities Service Class	3,187	(1,632)	1,555	34	(7,548)	(7,514)

TA BlackRock iShares Edge 40 Service Class	190	(3,425)	(3,235)	54	(2,028)	(1,974)

TA BlackRock Tactical Allocation Service Class	157	(3,359)	(3,202)	11	(22,526)	(22,515)

TA International Focus Service Class	569	(7,161)	(6,592)	1,223	(6,241)	(5,018)

TA Janus Mid-Cap Growth Service Class	23	(3,055)	(3,032)	1	(1,124)	(1,123)

TA JPMorgan Enhanced Index Service Class	-	(2,017)	(2,017)	227	(150)	77

TA JPMorgan Mid Cap Value Service Class	50	(602)	(552)	-	(1,531)	(1,531)

TA Small/Mid Cap Value Service Class	295	(2,654)	(2,359)	20	(1,761)	(1,741)

TA T. Rowe Price Small Cap Service Class	52	(715)	(663)	225	(817)	(592)

TA TS&W International Equity Service Class	51	(4,674)	(4,623)	4	(3,929)	(3,925)

TA WMC US Growth Service Class	14,733	(6,283)	8,450	917	(681)	236

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock Government Money Market V.I. Class I Shares	$23	$(78,906)	$(78,883)	$31,032	$(51,245)	$(20,213)

TA Aegon Bond Service Class	71,781	(270,740)	(198,959)	636	(255,325)	(254,689)

TA Aegon Sustainable Equity Income Service Class	31,690	(196,888)	(165,198)	1,569	(266,085)	(264,516)

TA Aegon U.S. Government Securities Service Class	30,707	(15,774)	14,933	342	(76,968)	(76,626)

TA BlackRock iShares Edge 40 Service Class	2,763	(49,668)	(46,905)	756	(29,846)	(29,090)

TA BlackRock Tactical Allocation Service Class	2,817	(60,005)	(57,188)	177	(400,179)	(400,002)

TA International Focus Service Class	10,201	(121,722)	(111,521)	19,075	(108,947)	(89,872)

TA Janus Mid-Cap Growth Service Class	800	(91,337)	(90,537)	31	(36,469)	(36,438)

TA JPMorgan Enhanced Index Service Class	-	(79,783)	(79,783)	8,048	(6,158)	1,890

TA JPMorgan Mid Cap Value Service Class	1,610	(19,001)	(17,391)	-	(52,363)	(52,363)

TA Small/Mid Cap Value Service Class	9,692	(81,485)	(71,793)	594	(58,881)	(58,287)

TA T. Rowe Price Small Cap Service Class	2,102	(29,349)	(27,247)	8,948	(33,192)	(24,244)

TA TS&W International Equity Service Class	800	(66,173)	(65,373)	58	(54,959)	(54,901)

TA WMC US Growth Service Class	603,842	(281,145)	322,697	33,652	(28,638)	5,014

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Government Money Market V.I. Class I Shares
12/31/2023	28,375	$8.86	to	$8.86	$251,360	4.73%	1.85%	to	1.85%	2.94%	to	2.94%
12/31/2022	37,435	8.61	to	8.61	322,157	1.35	1.85	to	1.85	(0.45)	to	(0.45)
12/31/2021	39,799	8.64	to	8.64	344,039	-	1.85	to	1.85	(1.83)	to	(1.83)
12/31/2020	40,568	8.81	to	8.81	357,214	0.28	1.85	to	1.85	(1.50)	to	(1.50)
12/31/2019	41,160	8.94	to	8.94	367,944	1.97	1.85	to	1.85	0.10	to	0.10
TA Aegon Bond Service Class
12/31/2023	128,576	10.84	to	10.84	1,393,346	0.62	1.85	to	1.85	4.24	to	4.24
12/31/2022	147,895	10.40	to	10.40	1,537,493	2.30	1.85	to	1.85	(16.64)	to	(16.64)
12/31/2021	170,238	12.47	to	12.47	2,122,955	1.32	1.85	to	1.85	(2.88)	to	(2.88)
12/31/2020	209,027	12.84	to	12.84	2,684,005	4.10	1.85	to	1.85	5.44	to	5.44
12/31/2019	227,364	12.18	to	12.18	2,768,919	2.27	1.85	to	1.85	6.23	to	6.23
TA Aegon Sustainable Equity Income Service Class
12/31/2023	35,250	22.44	to	22.44	791,016	1.82	1.85	to	1.85	4.07	to	4.07
12/31/2022	43,115	21.56	to	21.56	929,699	1.76	1.85	to	1.85	(13.46)	to	(13.46)
12/31/2021	54,948	24.92	to	24.92	1,369,088	2.00	1.85	to	1.85	19.88	to	19.88
12/31/2020	95,906	20.78	to	20.78	1,993,252	2.90	1.85	to	1.85	(9.28)	to	(9.28)
12/31/2019	96,829	22.91	to	22.91	2,218,360	2.20	1.85	to	1.85	21.31	to	21.31
TA Aegon U.S. Government Securities Service Class
12/31/2023	56,027	9.69	to	9.69	542,710	1.47	1.85	to	1.85	1.79	to	1.79
12/31/2022	54,472	9.52	to	9.52	518,364	0.79	1.85	to	1.85	(14.88)	to	(14.88)
12/31/2021	61,986	11.18	to	11.18	693,006	1.80	1.85	to	1.85	(4.32)	to	(4.32)
12/31/2020	58,940	11.68	to	11.68	688,707	1.43	1.85	to	1.85	6.67	to	6.67
12/31/2019	55,691	10.95	to	10.95	610,040	1.76	1.85	to	1.85	4.40	to	4.40
TA BlackRock iShares Edge 40 Service Class
12/31/2023	5,971	15.03	to	15.03	89,767	1.79	1.85	to	1.85	7.07	to	7.07
12/31/2022	9,206	14.04	to	14.04	129,241	1.51	1.85	to	1.85	(16.00)	to	(16.00)
12/31/2021	11,180	16.71	to	16.71	186,867	1.63	1.85	to	1.85	3.84	to	3.84
12/31/2020	16,430	16.10	to	16.10	264,467	2.21	1.85	to	1.85	7.45	to	7.45
12/31/2019	16,140	14.98	to	14.98	241,789	1.99	1.85	to	1.85	12.99	to	12.99
TA BlackRock Tactical Allocation Service Class
12/31/2023	25,951	18.88	to	18.88	489,856	2.36	1.85	to	1.85	12.78	to	12.78
12/31/2022	29,153	16.74	to	16.74	487,912	2.69	1.85	to	1.85	(17.74)	to	(17.74)
12/31/2021	51,668	20.35	to	20.35	1,051,274	2.34	1.85	to	1.85	5.66	to	5.66
12/31/2020	80,665	19.26	to	19.26	1,553,330	1.76	1.85	to	1.85	11.11	to	11.11
12/31/2019	78,979	17.33	to	17.33	1,368,754	2.16	1.85	to	1.85	14.91	to	14.91
TA International Focus Service Class
12/31/2023	26,522	18.14	to	18.14	481,114	1.71	1.85	to	1.85	10.22	to	10.22
12/31/2022	33,114	16.46	to	16.46	544,999	2.66	1.85	to	1.85	(21.75)	to	(21.75)
12/31/2021	38,132	21.03	to	21.03	802,075	1.09	1.85	to	1.85	8.60	to	8.60
12/31/2020	67,602	19.37	to	19.37	1,309,314	2.10	1.85	to	1.85	18.37	to	18.37
12/31/2019	70,860	16.36	to	16.36	1,159,384	1.38	1.85	to	1.85	25.07	to	25.07
TA Janus Mid-Cap Growth Service Class
12/31/2023	3,396	34.63	to	34.63	117,636	-	1.85	to	1.85	14.67	to	14.67
12/31/2022	6,428	30.20	to	30.20	194,165	-	1.85	to	1.85	(18.45)	to	(18.45)
12/31/2021	7,551	37.04	to	37.04	279,707	0.10	1.85	to	1.85	14.85	to	14.85
12/31/2020	9,489	32.25	to	32.25	306,050	0.04	1.85	to	1.85	16.75	to	16.75
12/31/2019	9,348	27.62	to	27.62	258,233	-	1.85	to	1.85	33.83	to	33.83

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2023	12,045	$44.65	to	$44.65	$537,833	0.57%	1.85%	to	1.85%	25.06%	to	25.06%
12/31/2022	14,062	35.70	to	35.70	502,041	0.41	1.85	to	1.85	(20.04)	to	(20.04)
12/31/2021	13,985	44.65	to	44.65	624,428	0.48	1.85	to	1.85	27.41	to	27.41
12/31/2020	53,545	35.04	to	35.04	1,876,395	1.26	1.85	to	1.85	17.66	to	17.66
12/31/2019	53,850	29.78	to	29.78	1,603,815	0.94	1.85	to	1.85	28.29	to	28.29
TA JPMorgan Mid Cap Value Service Class
12/31/2023	2,154	35.06	to	35.06	75,510	1.18	1.85	to	1.85	8.55	to	8.55
12/31/2022	2,706	32.30	to	32.30	87,416	0.46	1.85	to	1.85	(10.10)	to	(10.10)
12/31/2021	4,237	35.93	to	35.93	152,225	0.66	1.85	to	1.85	26.48	to	26.48
12/31/2020	11,694	28.41	to	28.41	332,196	0.97	1.85	to	1.85	(0.82)	to	(0.82)
12/31/2019	15,306	28.64	to	28.64	438,385	1.17	1.85	to	1.85	23.69	to	23.69
TA Small/Mid Cap Value Service Class
12/31/2023	8,461	35.09	to	35.09	296,867	0.86	1.85	to	1.85	10.10	to	10.10
12/31/2022	10,820	31.87	to	31.87	344,810	0.32	1.85	to	1.85	(10.20)	to	(10.20)
12/31/2021	12,561	35.49	to	35.49	445,750	0.50	1.85	to	1.85	25.47	to	25.47
12/31/2020	15,114	28.28	to	28.28	427,474	1.02	1.85	to	1.85	1.84	to	1.84
12/31/2019	14,765	27.77	to	27.77	410,050	0.75	1.85	to	1.85	22.65	to	22.65
TA T. Rowe Price Small Cap Service Class
12/31/2023	3,993	45.05	to	45.05	179,885	-	1.85	to	1.85	18.67	to	18.67
12/31/2022	4,656	37.97	to	37.97	176,760	-	1.85	to	1.85	(24.02)	to	(24.02)
12/31/2021	5,248	49.97	to	49.97	262,227	-	1.85	to	1.85	9.05	to	9.05
12/31/2020	6,961	45.82	to	45.82	318,974	-	1.85	to	1.85	21.04	to	21.04
12/31/2019	7,049	37.86	to	37.86	266,847	-	1.85	to	1.85	29.96	to	29.96
TA TS&W International Equity Service Class
12/31/2023	6,367	15.64	to	15.64	99,580	0.83	1.85	to	1.85	13.15	to	13.15
12/31/2022	10,990	13.82	to	13.82	151,905	2.63	1.85	to	1.85	(16.20)	to	(16.20)
12/31/2021	14,915	16.49	to	16.49	245,987	1.76	1.85	to	1.85	11.13	to	11.13
12/31/2020	21,318	14.84	to	14.84	316,396	3.03	1.85	to	1.85	4.25	to	4.25
12/31/2019	20,008	14.24	to	14.24	284,835	1.16	1.85	to	1.85	18.52	to	18.52
TA WMC US Growth Service Class
12/31/2023	17,306	49.72	to	49.72	860,436	-	1.85	to	1.85	39.13	to	39.13
12/31/2022	8,856	35.74	to	35.74	316,456	-	1.85	to	1.85	(32.77)	to	(32.77)
12/31/2021	8,620	53.15	to	53.15	458,194	-	1.85	to	1.85	18.17	to	18.17
12/31/2020	15,511	44.98	to	44.98	697,730	-	1.85	to	1.85	34.43	to	34.43
12/31/2019	25,576	33.46	to	33.46	855,823	-	1.85	to	1.85	37.12	to	37.12

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account C

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.